OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY	9 Months Ended
Dec. 31, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

13. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC, from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the nine months ended December 31, 2025 is as follows:

Right-of-use-asset	($)
Balance at March 31, 2025	21,858
Amortization	(15,132)
Balance at December 31, 2025	6,726

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the nine months ended December 31, 2025 are as follows:

Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(21,123)
Lease liability – accretion expense	1,609
Balance at December 31, 2025	9,250
Current portion	9,250
Long-term portion	–

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2026 (January 1, 2026 to March 31, 2026)	7,041
Fiscal 2027 (April 1, 2026 to April 29, 2027)	2,350
Total undiscounted lease payments	9,391
Less: imputed interest	(141)
Lease liability as at December 31, 2025	9,250